Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 20. Subsequent Events

Subsequent events have been reviewed through the date these consolidated financial statements were issued and required no adjustments or disclosures other than the following:

On January 3, 2025, the Company issued 1,640,447 Class A ordinary shares to an investor, following the full cash exercise of warrants previously granted under a Securities Purchase Agreement dated December 16, 2024. The shares were issued in accordance with the terms of the warrant agreement and were fully paid upon issuance.

On January 10, 2025, the Company entered into a debt settlement agreement with its wholly-owned subsidiary, New Retail International Pte. Ltd., and a shareholder, to settle accrued interest of $124,055.56 related to a previously issued convertible loan. Under the agreement, New Retail repaid the principal of the loan, and the Company issued 932,749 Class A ordinary shares to the shareholder at $0.133 per share on January 14, 2025, which represents 85% of the closing price on January 9, 2025.

On January 22, 2025, the Company received a letter from the Listing Qualifications Department of the Nasdaq Stock Market stating that the Company had not regained compliance with Nasdaq Listing Rule 5550(a)(2), which requires a minimum bid price of $1.00 per share. The notification followed an earlier 180-day grace period that ended on January 21, 2025. The Company intends to appeal the Staff’s delisting determination to a Hearings Panel no later than January 29, 2025.

On January 22, 2025, Webuy received a delisting notice from Nasdaq due to non-compliance with the $1.00 minimum bid price requirement. Following the expiration of the second 180-day compliance period on January 21, 2025, Nasdaq suspended trading of the Company’s stock on January 31, 2025. As a result, Webuy’s shares are currently trading on the OTC market due to the implementation of new Nasdaq regulations that mandate immediate delisting after the second compliance period.

On February 24, 2025, and March 10, 2025, the Company made additional cash repayments of $300,000 each toward its outstanding convertible note, reducing the principal balance accordingly.

To regain its Nasdaq listing, the Company has formally appealed the decision and presented its compliance plan at a hearing on February 27, 2025.

On March 21, 2025, the Panel granted the Company’s request for an exception to regain compliance with the Bid Price Rule. As a condition of continued listing, the Company must demonstrate compliance by May 2, 2025, and provide prompt notification of any significant developments affecting its status.

On March 31, 2025, the Company held an EGM and effected a share consolidation of the Company’s issued and unissued ordinary shares at a ratio of one (1)-for-three (3), resulting in a change of the Company’s share capital from US$100,100 divided into 6,500,000,000 ordinary shares of a par value of US$0.0000154 each comprising (a) 6,498,750,000 class A ordinary shares of a par value of US$0.0000154 each and (b) 1,250,000 class B ordinary shares of a par value of US$0.0000154 each, to US$100,100 divided into 2,166,666,666.6̅6̅6 ordinary shares of a par value of US$0.0000462 each comprising (a) 2,166,250,000 class A ordinary shares of a par value of US$0.0000462 each and (b) 416,666.6̅6̅6 class B ordinary shares of a par value of US$0.0000462 each.